Business Acquisitions - TandemSeven, Inc. - Additional Information (Detail) - USD ($) $ in Thousands			3 Months Ended	12 Months Ended
	Sep. 05, 2017	Jan. 08, 2016	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Mar. 31, 2018
Business Acquisition [Line Items]
Acquisition related cost		$ 164
Payment for business acquisitions, net of cash acquired			$ 9,237	$ 284,822	$ 45,162	$ 21,363
Goodwill			$ 1,097,329	$ 1,337,122	$ 1,069,408	$ 1,038,346	$ 1,337,051
Acquired assets		412
Liabilities assumed		$ 617
TandemSeven, Inc.
Business Acquisition [Line Items]
Date of acquisition	Sep. 05, 2017
Ownership percentage acquired	100.00%
Business combination estimated purchase consideration	$ 35,720
Payment for business acquisitions, net of cash acquired	31,866
Cash and cash equivalents	$ 3,854
Maximum measurement period for tax position evaluation	1 year
Acquired intangible assets, weighted average amortization period	2 years
Goodwill	$ 25,298
Acquisition related cost	932
Acquired assets	7,388
Liabilities assumed	1,206
Recognized net deferred tax asset	260
Purchase consideration	35,637
Payment for business acquisitions, net of cash acquired	31,784
Cash and cash equivalents	3,853
Goodwill	25,227
Acquired assets	7,378
Liabilities assumed	1,207
TandemSeven, Inc. | Customer-Related Intangible Assets
Business Acquisition [Line Items]
Intangible assets	2,000
TandemSeven, Inc. | Marketing-Related Intangible Assets
Business Acquisition [Line Items]
Intangible assets	1,700
TandemSeven, Inc. | Technology-related intangible assets
Business Acquisition [Line Items]
Intangible assets	$ 800